Convertible Preferred Stock - Narrative (Details)				1 Months Ended	2 Months Ended	12 Months Ended		16 Months Ended
	Dec. 02, 2020 shares	Aug. 24, 2020 USD ($) $ / shares	Jun. 24, 2019 $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 22, 2020 USD ($)
Temporary Equity [Line Items]
Dividends declared or paid | $						$ 0	$ 0
Minimum price per share for conversion of shares upon public offering (in shares) | $ / shares		$ 64.96
Minimum aggregate proceeds for conversion of shares upon public offering | $		$ 100,000,000.0
Beneficial conversion feature | $								$ 12,039,000
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)	30,374,645		102,740,023			0	102,740,023
Par value (in dollars per share) | $ / shares			$ 0.00001			$ 0.00001	$ 0.00001
Preferred stock issued (in shares)							21,614,220
Gross proceeds from stock issuance | $							$ 67,073,000
Merger recapitalization (in shares)						94,818,151
Dividend rate per annum, percentage			6.00%
Conversion ratio		1
Series X Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)	20,077,073			20,077,073
Par value (in dollars per share) | $ / shares				$ 0.00001
Preferred stock issued (in shares)				1,391,694	17,065,536	18,457,230
Purchase price (in dollars per share) | $ / shares					$ 9.96
Gross proceeds from stock issuance | $				$ 13,860,000	$ 170,000,000.0	$ 178,074,000
Merger recapitalization (in shares)						18,457,230
Dividend rate per annum, percentage		6.00%
Conversion ratio		1
Series A And Series X Convertible Preferred Stock
Temporary Equity [Line Items]
Merger recapitalization (in shares)	113,275,381